Commitments and Contingencies (Details) - Schedule of Future Milestones	12 Months Ended
Dec. 31, 2023 USD ($)
License Fee to utilize proprietary technology (paid) [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	$ 300,000
Good Laboratory Practices [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	375,000
Completion of a Phase I Clinical Trial [Member]]
Schedule of Future Milestones [Line Items]
Milestone bearing event	1,500,000
Completion of a Phase II Clinical Trial [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	2,500,000
Filing of an NDA, BLA or MAA registration (or the equivalent in any other territory around the world) [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	6,000,000
Regulatory Approval in the first of the United States, within the EU or within the UK [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	12,000,000
Convertible Note [Member] | License Fee to utilize proprietary technology (paid) [Member]
Schedule of Future Milestones [Line Items]
Milestone bearing event	$ 2,400,000